COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2013
COMMITMENTS AND CONTINGENCIES

23. COMMITMENTS AND CONTINGENCIES

(a) Operating lease commitments

As of December 31, 2013, the Group had minimum lease payments under non-cancelable operating leases with initial terms in excess of one year as follows:

	RMB	US$
2014	12,956	2,140
2015	10,682	1,765
2016	6,013	993
2017	3,728	616
2018	1,991	329

	35,370	5,843

The Group’s lease arrangements have no renewal options, rent escalation clauses, restrictions or contingent rents and are all conducted with third parties.

(b) Variable interest entity structure

In the opinion of management, (i) the ownership structure of the Company and its VIEs is in compliance with existing PRC laws and regulations; (ii) the contractual arrangements with the VIEs and their shareholders are valid and binding, and will not result in any violation of PRC laws or regulations currently in effect; and (iii) the Group’s business operations are in compliance with existing PRC laws and regulations in all material respects.

However, there are substantial uncertainties regarding the interpretation and application of current and future PRC laws and regulations. Accordingly, the Company cannot be assured that PRC regulatory authorities will not ultimately take a contrary view to its opinion. If the current ownership structure of the Group and its contractual arrangements with its VIEs are found to be in violation of any existing or future PRC laws and regulations, the Group may be required to restructure its ownership structure and operations in the PRC to comply with the changing and new PRC laws and regulations. Further, should the ownership structure of the Group under the VIE Arrangements are challenged by the PRC authorities while the foreign investment restrictions over the Internet content provision and telecommunication sectors remain effective, the Group would need to restructure its ownership structure. In that case, the Group may still be able to (i) develop mobile games in China and own the copyright for those mobile games; (ii) grant to the VIEs, or any other Chinese company that possesses the necessary regulatory licenses, copyright licenses to operate the Company’s games in China and collect royalties from the VIEs or such other Chinese company; (iii) use the Group’s technology, expertise and experience to provide technological services and support to the VIEs in exchange for service fees; and (iv) require the registered shareholders of the VIEs to pledge their equity interests in the VIEs in favor of the Group to secure the VIEs’ performance under these agreements. However, following such a restructuring, the Group would not be able to adopt or rely on the VIE Arrangements and thus, would not be able to exercise effective control over the VIEs. Such a loss of control could materially and adversely affect the Group’s business, financial condition, results of operations and ability to consolidate the VIEs. In the opinion of management, the likelihood of loss in respect of the Group’s current ownership structure or the contractual arrangements with its VIEs is remote based on current facts and circumstances.

In addition, the registered shareholders of the VIEs are the Company’s officers or employees. If conflicts of interest arise between these shareholders’ duties to the Company and the VIEs, these shareholders may not act in the Company’s best interests and conflicts of interest may not be resolved in the Company’s favor. In addition, these shareholders may breach or cause the VIEs to breach or refuse to renew its existing contractual arrangements that allow the Company to exercise effective control over it and to receive economic benefits from it. If certain shareholders of the VIEs do not comply with their fiduciary duties to the Company as its designated directors, or if the Company cannot resolve any conflicts of interest or disputes between the Company and such shareholders or any future beneficial owners of the VIEs, the Company would have to rely on legal proceedings to remedy the situation, which could result in disruption of the Company’s business and substantial uncertainty as to the outcome of any such legal proceedings. Further, these remedies may not always be effective, particularly in light of uncertainties in the PRC legal system. For example, the Company may have to resort to administrative and court proceedings to enforce the legal protection that the Company enjoys either by law or contract. Since PRC administrative and court authorities have significant discretion in interpreting and implementing statutory and contractual terms, it may be more difficult to evaluate the outcome of administrative and court proceedings and the level of legal protection the Company enjoys than in more developed legal systems. These uncertainties may impede the Company’s ability to enforce the contracts it has entered into with the VIEs and their shareholders and the Group’s ability to consolidate the VIEs.

(d) Income taxes

As of December 31, 2013, the Group has recognized RMB9,970 (US$1,647) accrual for unrecognized tax benefits (Note 19). The final outcome of the tax uncertainty is dependent upon various matters including tax examinations, interpretation of tax laws or expiration of statute of limitations. However, due to the uncertainties associated with the status of examinations, including the protocols of finalizing audits by the relevant tax authorities, there is a high degree of uncertainty regarding the future cash outflows associated with these tax uncertainties. As of December 31, 2013, the Group classified the accrual for unrecognized tax benefits as a non-current liability.